Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Share Grant Activity
A summary of share grant activity under the Share Grant Plans during the years ended December 31, 2020 and 2019 is presented below:

Year ended December 31, 2020	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	3,674,377	$20.50
Vested and issued[1]	(441,562)	—
Forfeited	(78,010)	$20.50
Share grants outstanding - ending	3,154,805	$20.50
1    In 2020, Hydro One issued from treasury 441,562 common shares to eligible employees in accordance with provisions of the Share Grant Plans.

Year ended December 31, 2019	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	4,234,155	$20.50
Vested and issued[1]	(462,942)	—
Forfeited	(96,836)	$20.50
Share grants outstanding - ending	3,674,377	$20.50
1    In 2019, Hydro One issued from treasury 462,942 common shares to eligible employees in accordance with provisions of the Share Grant Plans.
A summary of stock options activity during the years ended December 31, 2020 and 2019 is presented below:

	Number of Stock Options	Weighted-average exercise price
Stock options outstanding - January 1, 2019	949,910	$20.72
Exercised[1]	(302,520)	$20.76
Forfeited[4]	(243,840)	$20.75
Stock options outstanding - December 31, 2019[2,3]	403,550	$20.66

Exercised[1]	(294,840)	$20.66
Stock options outstanding - December 31, 2020[2,3]	108,710	$20.66
[1] Stock options exercised in 2020 had an aggregate intrinsic value of $2 million (2019 - $1 million)
[2] During 2020, no stock options vested (2019 - 706,070 stock options vested with a modified fair value of $1.04 per option), and 294,840 (2019 - 302,520) stock options were exercised. At December 31, 2020 and 2019, all stock options outstanding were vested and exercisable.
[3] Stock options outstanding at December 31, 2020 have an aggregate intrinsic value of $1 million (2019 - $2 million) and weighted-average remaining contractual term of 4.2 years (2019 - 5.2 years).
[4] Stock options forfeited in 2019 had a fair value of $1.65 per option.
Summary of Number of DSUs
A summary of DSU awards activity under the Directors' DSU Plan during the years ended December 31, 2020 and 2019 is presented below:

Year ended December 31 (number of DSUs)	2020	2019
DSUs outstanding - beginning	52,620	46,697
Granted	22,481	29,938
Settled	(9,861)	(24,015)
DSUs outstanding - ending	65,240	52,620
A summary of DSU awards activity under the Management DSU Plan during the years ended December 31, 2020 and 2019 is presented below:

Year ended December 31 (number of DSUs)	2020	2019
DSUs outstanding - beginning	52,186	108,296
Granted	22,132	24,996
Paid	(12,438)	(81,106)
DSUs outstanding - ending	61,880	52,186

Summary of Number of PSUs and RSUs
A summary of PSU and RSU awards activity under the LTIP during the years ended December 31, 2020 and 2019 is presented below:

	PSUs		RSUs
Year ended December 31 (number of units)	2020	2019	2020	2019
Units outstanding - beginning	171,344	605,180	206,993	442,470
Vested and issued	(52,627)	(78,121)	(3,728)	(92,112)
Forfeited	(6,797)	(153,805)	(7,125)	(84,745)
Settled	—	(201,910)	(56,410)	(58,620)
Units outstanding - ending[1]	111,920	171,344	139,730	206,993
[1]    Units outstanding at December 31, 2020 include 12,980 RSUs (2019 - 7,740 PSUs and 96,330 RSUs) that may be settled in cash if certain conditions are met. At December 31, 2020, a liability of $1 million (2019 - $3 million) has been recorded with respect to these awards and is included in accounts payable and other current liabilities on the consolidated balance sheets.